Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions		12 Months Ended
	Nov. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax reconciliation [abstract]
Loss before income tax		$ 27.4	$ (635.2)	$ (186.2)
Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%		(9.3)	216.0	63.3
Tax on profits of overseas subsidiaries		(92.1)	(21.3)	(72.3)
Transfer Pricing and Thin Capitalization		(36.3)	(47.7)	0.0
Functional currency effect of the non monetary assets		(60.0)	(250.4)	16.4
Research and development tax incentives		1.2	1.6	23.0
Equity in the earnings of subsidiaries		0.4	0.8	0.0
Fiscal credits (recognized and non recognized)		(68.2)	(104.6)	(16.7)
Tax rate difference		28.2	10.4	6.6
Other differences between accounting and fiscal basis		165.2	195.6	(150.6)
Effects of Dropdown		0.0	(93.5)	0.0
Total income tax expense		(61.6)	(309.1)	(193.6)
Income tax and social contribution income (expense) benefit as reported	$ (5.0)	(70.9)	(93.1)	(130.3)
Current income tax and social contribution expense as reported		(32.5)	11.6	(97.1)
Deferred income tax and social contribution income (expense) benefit as reported		$ (38.4)	$ (104.7)	$ (33.2)